Acquisition of Subsidiaries: Schedule of Business Acquisition, Xenergy and HVAC (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Business Acquisition, Xenergy and HVAC

Purchase Price	Shares	Price	Total
Xnergy, Inc. and HVAC Controls & Specialties, Inc.	4,500,000	$1.72	$7,740,000

Assets at Fair Value
Cash			$1,442,319
Receivables			710,437
Other current assets			150,278
Property and equipment			86,548
Related party receivable			2,632,192
Customer base			9,137,225
Total Assets			$14,158,999
Liabilities Assumed at Fair Value
Accounts payable			$379,227
Accrued liabilities			1,606,074
Notes payable			4,433,698
Total Liabilities			$6,418,999

Equity			7,740,000
Total Liabilities and Equity			$14,158,999